As filed with the Securities and Exchange Commission on March 24, 2006
                                            1933 Act File No. 33-11387
                                            1940 Act File No. 811-4984

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                             FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]
                Pre-Effective Amendment No.                      [   ]
                Post-Effective Amendment No.       61            [ X ]

                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ X ]
                Amendment No.                      62
                   (Check appropriate box or boxes.)

                      AMERICAN BEACON FUNDS
          (Exact Name of Registrant as Specified in Charter)
                  4151 Amon Carter Boulevard, MD 2450
                      Fort Worth, Texas  76155
             (Address of Principal Executive Office)(Zip Code)
        Registrant's Telephone Number, including Area Code: (817) 967-3509


                    WILLIAM F. QUINN, PRESIDENT
                4151 Amon Carter Boulevard, MD 2450
                     Fort Worth, Texas  76155
              (Name and Address of Agent for Service)

             Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
        [     ] immediately upon filing pursuant to paragraph (b)
        [  X  ] on March 31, 2006 pursuant to paragraph (b)
        [     ] 60 days after filing pursuant to paragraph (a)(1)
        [     ] on (date) pursuant to paragraph (a)(1)
        [     ] 75 days after filing pursuant to paragraph (a)(2)
        [     ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          EXPLANATORY NOTE
      DESIGNATION OF NEW EFFECTIVE DATE FOR PREVIOUSLY FILED AMENDMENT

Post-Effective Amendment No. 58 (the "Amendment") was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on January 13, 2006 and pursuant to Rule 485(a)(2) would become effective 75 days thereafter.

This Post-Effective Amendment No. 61 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 31, 2006 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 61 incorporates by reference the information contained in Parts A, B and C of the Amendment.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 24, 2006.

                                                AMERICAN BEACON FUNDS

                                                By: /s/WILLIAM F. QUINN
                                                -----------------------
                                                William F. Quinn
                                                President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 61 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                          Date
-------------------               --------------------           --------------

/s/William F. Quinn               President (Principal           March 24, 2006
------------------------          Executive Officer)
William F. Quinn                  and Trustee


/s/ Rebecca L. Harris             Treasurer (Principal           March 24, 2006
------------------------          Financial Officer
Rebecca L. Harris


W. Humphrey Bogart*               Trustee                        March 24, 2006
------------------------
W. Humphrey Bogart


Brenda A. Cline*                  Trustee                        March 24, 2006
------------------------
Brenda A. Cline


Alan D. Feld*                     Trustee                        March 24, 2006
------------------------
Alan D. Feld


Richard A. Massman*               Trustee                        March 24, 2006
------------------------
Richard A. Massman


Stephen D. O'Sullivan*            Trustee                        March 24, 2006
------------------------
Stephen D. O'Sullivan


R. Gerald Turner*                 Trustee                        March 24, 2006
------------------------
R. Gerald Turner


Kneeland Youngblood*              Trustee                        March 24, 2006
------------------------
Kneeland Youngblood


*By  /s/WILLIAM F. QUINN
     -------------------
     William F. Quinn, Attorney-In-Fact